Quarterly Financial Data (Unaudited) -Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 7,214			$ 7,033		$ 14,317	$ 13,822		$ 29,101	$ 20,424
Property operating expense	533			698		1,051	1,472		2,947	1,583
Organizational, offering and other costs	84			1,876		117	2,722		5,592	0
Total expenses	10,936			12,075		22,056	22,276		47,809	31,526
Gains (Losses) on Sales of Other Real Estate	0			0		660	0		(52)	0
PPP loan forgiveness	0			328		0	328		328	348
Total other income (expense)	15			389		690	404		382	(1,259)
Net loss attributable to Mobile Infrastructure Corporation's stockholders	(1,718)			(1,990)		(3,265)	(3,393)		(8,119)	(11,064)
Net loss attributable to MIC	$ (2,468)			$ (2,740)		$ (4,765)	$ (4,893)		$ (11,119)	$ (14,064)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders - basic (in dollars per share)	$ (0.32)			$ (0.35)		$ (0.61)	$ (0.63)		$ (1.43)	$ (1.82)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders - diluted (in dollars per share)	$ (0.32)			$ (0.35)		$ (0.61)	$ (0.63)		$ (1.43)	$ (1.82)
Weighted average common shares outstanding, basic (in shares)	7,762,375			7,762,375		7,762,375	7,762,375		7,762,375	7,741,192
Weighted average common shares outstanding, diluted (in shares)	7,762,375			7,762,375		7,762,375	7,762,375		7,762,375	7,741,192
Adjusted [Member]
Management agreement		$ 0	$ 0	$ 0	$ 427		$ 313	$ 313
Total revenues		6,904	8,351	7,033	6,814
Property taxes		1,709	1,806	1,739	1,631		3,575	5,486
Property operating expense		912	484	698	853		1,472	1,972
Interest expense		3,415	3,675	3,366	2,457		5,957	9,477
Depreciation and amortization		2,080	2,094	2,064	2,010		4,031	6,082
General and administrative		2,683	2,499	1,838	1,515		3,344	5,834
Professional fees		250	478	494	1,468		1,175	1,761
Organizational, offering and other costs		1,745	1,971	1,876			2,722	4,693
Total expenses		12,794	13,007	12,075	9,933
Gains (Losses) on Sales of Other Real Estate		0	(52)	0	0
PPP loan forgiveness		0	0	328	0
Other income		(32)	16	61	61
Total other income (expense)		(32)	(36)	389	61
Net loss		(5,923)	(4,692)	(4,653)	(3,058)		(8,050)	(12,960)
Net income attributable to non-controlling interest		(3,422)	(2,501)	(2,663)	(1,622)		(4,657)	(7,280)
Net loss attributable to Mobile Infrastructure Corporation's stockholders		(2,501)	(2,191)	(1,990)	(1,436)
Net loss attributable to MIC		$ (3,251)	$ (2,941)	$ (2,740)	$ (2,186)		$ (4,893)	$ (7,930)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders - basic (in dollars per share)		$ (0.42)	$ (0.38)	$ (0.35)	$ (0.28)		$ (0.63)	$ (1.01)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders - diluted (in dollars per share)		$ (0.42)	$ (0.38)	$ (0.35)	$ (0.28)
Weighted average common shares outstanding, basic (in shares)		7,762,375	7,762,375	7,762,375	7,762,375
Weighted average common shares outstanding, diluted (in shares)		7,762,375	7,762,375	7,762,375	7,762,375
Series A Preferred Stock [Member]
Preferred stock distributions declared	$ (54)			$ (54)		$ (108)	$ (108)		$ (216)	$ (216)
Series A Preferred Stock [Member] | Adjusted [Member]
Preferred stock distributions declared		$ (54)	$ (54)	(54)	$ (54)
Series1 Preferred Stock [Member]
Preferred stock distributions declared	$ (696)			(696)		$ (1,392)	(1,392)		$ (2,784)	$ (2,784)
Series1 Preferred Stock [Member] | Adjusted [Member]
Preferred stock distributions declared		(696)	(696)	(696)	(696)
Rental Revenue [Member] | Adjusted [Member]
Revenues		2,119	2,293	2,002	1,931		4,053	$ 6,466
Percentage Rent Income [Member] | Adjusted [Member]
Revenues		$ 4,785	$ 6,058	$ 5,031	$ 4,456		$ 9,456	$ 15,243